Inventories	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories	4. Inventories
Inventories consists of the following as of December 31:	2015	2014
Finished goods	$344,764	$543,548
Deposit on finished goods	-	67,706
Raw materials	644,146	534,866
	$988,910	$1,146,120